Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000110176 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110176 | 464287564 | iShares Select U.S. REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110176 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110176 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110176 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110176 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110176 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110176 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110176 | DUNNO2738_20251222_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110176 | 46137V217 | Invesco S&P MidCap 400 Pure Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110176 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110176 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110176 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110176 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110176 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110176 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110176 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110176 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110176 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110176 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110176 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110176 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110176 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110176 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110176 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000110176 | Equity
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000110176 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000110176 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000110176 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110176 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110176 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110177 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110177 | 464287564 | iShares Select U.S. REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110177 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110177 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110177 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110177 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110177 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110177 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110177 | DUNNO2738_20251222_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110177 | 46137V217 | Invesco S&P MidCap 400 Pure Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110177 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110177 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110177 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110177 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110177 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110177 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110177 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000110177 | Equity
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000110177 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000110177 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000110177 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110177 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110177 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110178 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110178 | 464287564 | iShares Select U.S. REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110178 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110178 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110178 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110178 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110178 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110178 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110178 | DUNNO2738_20251222_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110178 | 46137V217 | Invesco S&P MidCap 400 Pure Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110178 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110178 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110178 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110178 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110178 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110178 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110178 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110178 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110178 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110178 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110178 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000110178 | Equity
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000110178 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000110178 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000110178 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110178 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110178 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110179 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000110179 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000110179 | 464287861 | iShares Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000110179 | 04273H104 | Arrow Dow Jones Global Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000110179 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110179 | 464286608 | iShares MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000110179 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000110179 | 81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000110179 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110179 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000110179 | Mixed Allocation04273H104
Holdings [Line Items]
Percent of Total Investments	78.40%
C000110179 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	21.60%
C000110179 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000110180 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000110180 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000110180 | 464287861 | iShares Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000110180 | 04273H104 | Arrow Dow Jones Global Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000110180 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110180 | 464286608 | iShares MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000110180 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000110180 | 81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000110180 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110180 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000110180 | Mixed Allocation04273H104
Holdings [Line Items]
Percent of Total Investments	78.40%
C000110180 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	21.60%
C000110180 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000110181 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000110181 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000110181 | 464287861 | iShares Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000110181 | 04273H104 | Arrow Dow Jones Global Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000110181 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110181 | 464286608 | iShares MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000110181 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000110181 | 81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000110181 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110181 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000110181 | Mixed Allocation04273H104
Holdings [Line Items]
Percent of Total Investments	78.40%
C000110181 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	21.60%
C000110181 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000110182 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000110182 | GLPSF1790 | Galaxy Plus Fund LLC– Dunn Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000110182 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000110182 | DUNNO2790_20251222_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110182 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000110182 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000110182 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110182 | Private Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000110182 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000110182 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000110182 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110182 | InvestmentType_Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000110183 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000110183 | GLPSF1790 | Galaxy Plus Fund LLC– Dunn Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000110183 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000110183 | DUNNO2790_20251222_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110183 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000110183 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000110183 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110183 | Private Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000110183 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000110183 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000110183 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110183 | InvestmentType_Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000110184 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000110184 | GLPSF1790 | Galaxy Plus Fund LLC– Dunn Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000110184 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000110184 | DUNNO2790_20251222_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110184 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000110184 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000110184 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110184 | Private Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000110184 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000110184 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000110184 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000110184 | InvestmentType_Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	33.90%